Goodwill and Other Intangible Assets - Intangible Assets Acquired in Acquisitions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization	$ 74,967	$ 68,701	$ 67,000
Acquisitions Two Thousand Twelve | HyperCube
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	19,110
Amortization	7,873
Acquisitions Two Thousand Twelve | HyperCube | Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	13,800
Acquisitions Two Thousand Twelve | HyperCube | Current Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	4,300
Acquisitions Two Thousand Twelve | HyperCube | Noncompete Agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	450
Acquisitions Two Thousand Twelve | HyperCube | Trade Names
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	560
Acquisitions Two Thousand Twelve | HyperCube | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period in Years (Years)	3 years
Acquisitions Two Thousand Twelve | HyperCube | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period in Years (Years)	10 years
Acquisitions Two Thousand Eleven
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	113,365
Amortization	21,583	9,357
Acquisitions Two Thousand Eleven | Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	71,267
Acquisitions Two Thousand Eleven | Current Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	34,516
Acquisitions Two Thousand Eleven | Noncompete Agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	4,217
Acquisitions Two Thousand Eleven | Trade Names
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	3,365
Acquisitions Two Thousand Eleven | PivotPoint
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	10,791
Amortization	1,859	1,371
Acquisitions Two Thousand Eleven | PivotPoint | Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	8,500
Acquisitions Two Thousand Eleven | PivotPoint | Current Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	2,121
Acquisitions Two Thousand Eleven | PivotPoint | Noncompete Agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	170
Acquisitions Two Thousand Eleven | PivotPoint | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period in Years (Years)	1 year 6 months
Acquisitions Two Thousand Eleven | PivotPoint | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period in Years (Years)	10 years
Acquisitions Two Thousand Eleven | Contact One
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	2,785
Amortization	529	164
Acquisitions Two Thousand Eleven | Contact One | Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	1,500
Acquisitions Two Thousand Eleven | Contact One | Current Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	1,000
Acquisitions Two Thousand Eleven | Contact One | Noncompete Agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	220
Acquisitions Two Thousand Eleven | Contact One | Trade Names
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	65
Acquisitions Two Thousand Eleven | Contact One | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period in Years (Years)	3 years
Acquisitions Two Thousand Eleven | Contact One | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period in Years (Years)	10 years
Acquisitions Two Thousand Eleven | WIPC
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	48,610
Amortization	6,768	3,420
Acquisitions Two Thousand Eleven | WIPC | Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	29,400
Acquisitions Two Thousand Eleven | WIPC | Current Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	15,400
Acquisitions Two Thousand Eleven | WIPC | Noncompete Agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	2,650
Acquisitions Two Thousand Eleven | WIPC | Trade Names
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	1,160
Acquisitions Two Thousand Eleven | WIPC | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period in Years (Years)	1 year 6 months
Acquisitions Two Thousand Eleven | WIPC | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period in Years (Years)	15 years
Acquisitions Two Thousand Eleven | Unisfair
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	10,960
Amortization	1,606	1,889
Acquisitions Two Thousand Eleven | Unisfair | Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	2,700
Acquisitions Two Thousand Eleven | Unisfair | Current Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	8,000
Acquisitions Two Thousand Eleven | Unisfair | Trade Names
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	260
Acquisitions Two Thousand Eleven | Unisfair | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period in Years (Years)	3 years
Acquisitions Two Thousand Eleven | Unisfair | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period in Years (Years)	10 years
Acquisitions Two Thousand Eleven | TFCC
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	17,250
Amortization	2,212	1,791
Acquisitions Two Thousand Eleven | TFCC | Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	13,600
Acquisitions Two Thousand Eleven | TFCC | Current Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	2,250
Acquisitions Two Thousand Eleven | TFCC | Noncompete Agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	690
Acquisitions Two Thousand Eleven | TFCC | Trade Names
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	710
Acquisitions Two Thousand Eleven | TFCC | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period in Years (Years)	5 years
Acquisitions Two Thousand Eleven | TFCC | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period in Years (Years)	15 years
Acquisitions Two Thousand Eleven | POSTcti
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	3,859
Amortization	736	722
Acquisitions Two Thousand Eleven | POSTcti | Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	1,767
Acquisitions Two Thousand Eleven | POSTcti | Current Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	1,445
Acquisitions Two Thousand Eleven | POSTcti | Noncompete Agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	37
Acquisitions Two Thousand Eleven | POSTcti | Trade Names
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets	$ 610
Acquisitions Two Thousand Eleven | POSTcti | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period in Years (Years)	3 years
Acquisitions Two Thousand Eleven | POSTcti | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization Period in Years (Years)	10 years